Small-Company Stock Fund Annual Fund Operating Expenses - Small-Company Stock Fund - Small-Company Stock Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.09%